Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 22, 2015	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000097931
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Aggressive Growth ETF Portfolio
Account Value			$ 10,000	$ 21,274	$ 18,542	$ 16,415	$ 19,149	$ 13,375	$ 13,700	$ 13,250	$ 11,835	$ 10,043	$ 10,215
C000097930
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Aggressive Growth ETF Portfolio
Account Value			$ 10,000	$ 20,757	18,132	16,090	18,818	13,187	13,532	13,120	11,753	9,997	10,194
C000158839
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
Account Value		$ 10,000		$ 19,519	17,097	15,203	17,829	12,517	12,882	12,549	11,325	9,727
C000211504
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Aggressive Growth ETF Portfolio
Account Value	$ 10,000			$ 15,275	13,343	11,841	13,848	9,704	9,959
C000097924
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Balanced ETF Portfolio
Account Value			$ 10,000	15,785	14,459	13,508	14,962	12,339	12,191	11,604	11,028	10,176	10,045
C000097925
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Balanced ETF Portfolio
Account Value			$ 10,000	$ 15,355	14,099	13,202	14,662	12,126	12,004	11,462	10,918	10,100	9,987
C000211501
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
Account Value	10,000			$ 12,880	11,834	11,088	12,325	10,193	10,090
C000158836
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Balanced ETF Portfolio
Account Value		10,000		$ 14,982	13,798	12,952	14,424	11,953	11,869	11,357	10,855	10,079
C000097922
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Conservative ETF Portfolio
Account Value			$ 10,000	14,188	13,154	12,509	13,492	11,924	11,588	11,013	10,623	10,085	9,933
C000097923
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Conservative ETF Portfolio
Account Value			$ 10,000	$ 13,827	12,854	12,251	13,259	11,741	11,440	10,899	10,539	10,030	9,908
C000211500
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
Account Value	10,000			$ 12,237	11,376	10,842	11,734	10,391	10,126
C000158835
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Conservative ETF Portfolio
Account Value		10,000		$ 13,724	12,780	12,220	13,251	11,754	11,485	10,959	10,609	10,108
C000097929
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Growth ETF Portfolio
Account Value			$ 10,000	19,480	17,143	15,334	17,678	12,928	13,113	12,613	11,444	9,926	10,062
C000097928
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Growth ETF Portfolio
Account Value			$ 10,000	$ 19,004	16,773	15,034	17,373	12,737	12,957	12,490	11,362	9,881	10,039
C000211503
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
Account Value	10,000			$ 14,690	12,965	11,621	13,429	9,845	10,013
C000158838
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Growth ETF Portfolio
Account Value		10,000		$ 18,266	16,161	14,527	16,819	12,371	12,610	12,191	11,169	9,800
C000097926
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Moderate Growth ETF Portfolio
Account Value			$ 10,000	17,597	15,816	14,495	16,340	12,765	12,680	12,117	11,239	10,067	10,041
C000097927
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Moderate Growth ETF Portfolio
Account Value			$ 10,000	$ 17,145	15,453	14,189	16,042	12,559	12,504	11,978	11,146	10,003	9,987
C000211502
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
Account Value	$ 10,000			$ 13,748	12,395	11,387	12,885	10,094	10,058
C000158837
Account Value [Line Items]
Line Graph and Table Measure Name				TOPS Moderate Growth ETF Portfolio
Account Value		$ 10,000		$ 16,607	14,999	13,809	15,645	12,289	12,262	11,720	10,971	9,938
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			20,203	16,220	13,562	15,173	10,777	10,024
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			20,203	16,220	13,562	15,173	10,777	10,024
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			20,203	16,220	13,562	15,173	10,777	10,024
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			20,203	16,220	13,562	15,173	10,777	10,024
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		30,424	24,426	20,424	22,850	16,229	15,096	13,672	11,954	10,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	$ 10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000			20,203	16,220	13,562	15,173	10,777	10,024
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000		$ 30,424	$ 24,426	$ 20,424	$ 22,850	$ 16,229	$ 15,096	$ 13,672	$ 11,954	$ 10,139